Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Change from Base to Probability-Weighted ECL) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 543	$ 400
Expected credit loss rate	7.20%	5.20%
Probability weighted method [member]
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Probability-weighted ECLs	$ 8,106	$ 8,137
Base Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 7,563	$ 7,737